Exhibit 99.5

Client Name:	RMF
Client Project Name:	RMF RPIT 2020-1
Start - End Dates:	07/2019-04/2020
Deal Loan Count:	328

Loan Level Tape Compare Upload

Loans in Report	3

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
11	XXXX	Original Balance	XXXX	XXXX
314	XXXX	Representative Credit Score for Grading	594	512
133	XXXX	Representative Credit Score for Grading	790	742

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